UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30  2001
                                                ------------------------------

Check here if Amendment  [   ]; Amendment Number:
                                                      ---------------
         This Amendment  (Check only one.):    [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------
Title:                 President
                  --------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz           Omaha, Nebraska           October 29, 2001
---------------------------    -----------------------    -----------------
  Signature                      City, State               Date


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Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          ------------------

Form 13F Information Table Entry Total:                      78
                                                          ------------------

Form 13F Information Table Value Total:                   $5,558,331
                                                          ------------------
                                                                 (thousands)


List of Other Included Managers:  None


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WALLACE R. WEITZ & COMPANY                         30-Sep-01
13F FILE NO. 28-3062
                                                   FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2             COLUMN 3     COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7   COLUMN 8
                                                                   VALUE     SHRS OR  SH/  PUT/    INVESTMENT    OTHER      VOTING
NAME OF ISSUER                TITLE OF CLASS         CUSIP        (x$1000)   PRN AMT  PRN  CALL    DISCRETION   MANAGERS   AUTHORITY


LORAL SPACE & COMMUNICATIONS     COM                G56462107        3,440    2,645,900 SH           Sole        N/A          Sole
AT&T CORP                        COM                001957109      270,939   14,038,300 SH           Sole        N/A         Shared
AT&T WIRELESS SVCS INC           COM                00209A106       65,535    4,386,518 SH           Sole        N/A          Sole
ADELPHIA COMMUNICATIONS CORP     CL A               006848105      194,426    8,757,911 SH           Sole        N/A         Shared
ALLTEL CORP                      COM                020039103      221,352    3,819,700 SH           Sole        N/A         Shared
AMERICAN CLASSIC VOYAGES CO      COM                024928103        4,813    3,538,900 SH           Sole        N/A          Sole
AMERICAN EXPRESS CO              COM                025816109       36,409    1,252,900 SH           Sole        N/A         Shared
AMERICREDIT CORP                 COM                03060R101       13,805      436,600 SH           Sole        N/A          Sole
ARCHSTONE CMNTYS TR              SH BEN INT         039581103       65,250    2,500,000 SH           Sole        N/A         Shared
ASTORIA FINL CORP                COM                046265104       25,630      432,500 SH           Sole        N/A          Sole
BERKSHIRE HATHAWAY INC DEL       CL A               084670108      179,760        2,568 SH           Sole        N/A         Shared
BERKSHIRE HATHAWAY INC DEL       CL B               084670207      248,273      106,555 SH           Sole        N/A          Sole
BIG LOTS INC                     COM                089302103       56,270    6,787,700 SH           Sole        N/A          Sole
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT     139733109       37,707    2,140,000 SH           Sole        N/A          Sole
CAPITAL ONE FINL CORP            COM                14040H105       19,972      433,900 SH           Sole        N/A          Sole
CATELLUS DEV CORP                COM                149111106      109,944    6,289,700 SH           Sole        N/A          Sole
CENTENNIAL COMMUNCTNS CORP NEW   CL A NEW           15133V208       22,528    2,503,127 SH           Sole        N/A          Sole
CITIZENS COMMUNICATIONS CO       COM                17453B101      256,987   27,339,000 SH           Sole        N/A         Shared
CORECOMM LTD NEW                 COM                21869Q108           61      677,375 SH           Sole        N/A          Sole
COUNTRYWIDE CR INDS INC DEL      COM                222372104      177,824    4,047,900 SH           Sole        N/A          Sole
DAILY JOURNAL CORP               COM                233912104        2,956      114,800 SH           Sole        N/A          Sole
DISNEY WALT CO                   COM DISNEY         254687106       63,308    3,400,000 SH           Sole        N/A          Sole
EQUITY OFFICE PROPERTIES TRUST   COM                294741103        2,240       70,000 SH           Sole        N/A         Shared
EQUITY RESIDENTIAL PPTYS TR      SH BEN INT         29476L107        4,088       70,000 SH           Sole        N/A         Shared
EXTENDED STAY AMER INC           COM                30224P101       32,798    2,266,600 SH           Sole        N/A          Sole
FEDERAL HOME LN MTG CORP         COM                313400301        5,038       77,500 SH           Sole        N/A          Sole
FEDERAL NATL MTG ASSN            COM                313586109        8,118      101,400 SH           Sole        N/A          Sole
FOREST CITY ENTERPRISES INC      CL A               345550107       39,998      833,300 SH           Sole        N/A          Sole
GABELLI GLOBAL MULTIMEDIA TR     COM                36239Q109        1,385      176,618 SH           Sole        N/A          Sole
GILLETTE CO                      COM                375766102        4,875      163,600 SH           Sole        N/A          Sole
GOLDEN ST BANCORP INC            COM                381197102      218,032    7,172,100 SH           Sole        N/A          Sole
GREENPOINT FINL CORP             COM                395384100      170,295    4,851,700 SH           Sole        N/A          Sole
HANOVER CAP MTG HLDGS INC        COM                410761100        5,026      767,300 SH           Sole        N/A          Sole
HARRAHS ENTMT INC                COM                413619107       28,936    1,071,300 SH           Sole        N/A          Sole
HILTON HOTELS CORP               COM                432848109      188,772   24,047,400 SH           Sole        N/A         Shared
HOST MARRIOTT CORP NEW           COM                44107P104      196,129   27,819,700 SH           Sole        N/A         Shared
IMPERIAL CR INDS INC             COM                452729106        3,209    7,293,400 SH           Sole        N/A          Sole
INSIGHT COMMUNICATIONS INC       CL A               45768V108       80,734    4,387,735 SH           Sole        N/A          Sole
INSURANCE AUTO AUCTIONS INC      COM                457875102       26,321    1,949,700 SH           Sole        N/A          Sole
INTELLIGENT SYS CORP NEW         COM                45816D100        1,323      413,366 SH           Sole        N/A          Sole
LABOR READY INC                  COM NEW            505401208       16,373    5,132,700 SH           Sole        N/A          Sole
LEVEL 3 COMMUNICATIONS INC       COM                52729N100        4,786    1,266,200 SH           Sole        N/A          Sole
LIBERTY MEDIA CORP NEW           COM SER A          530718105      414,615   32,646,880 SH           Sole        N/A         Shared
LINCARE HLDGS INC                COM                532791100       11,882      447,200 SH           Sole        N/A          Sole
LOCAL FINL CORP                  COM                539553107        5,045      377,300 SH           Sole        N/A          Sole
LYNCH CORP                       COM                551137102        1,237       55,000 SH           Sole        N/A          Sole
LYNCH INTERACTIVE CORP           COM                551146103        5,099      103,000 SH           Sole        N/A          Sole
MAIL-WELL INC                    COM                560321200       46,388   12,537,300 SH           Sole        N/A         Shared
MARRIOTT INTL INC NEW            CL A               571903202        3,741      112,000 SH           Sole        N/A          Sole
NORTH FORK BANCORPORATION NY     COM                659424105       83,804    2,817,900 SH           Sole        N/A          Sole
NORTHERN TR CORP                 COM                665859104        3,359       64,000 SH           Sole        N/A          Sole
NOVASTAR FINL INC                COM                669947400       15,585    1,498,533 SH           Sole        N/A          Sole
ORBITAL SCIENCES CORP            COM                685564106        5,677    3,119,000 SH           Sole        N/A          Sole
PMI GROUP INC                    COM                69344M101           19          300 SH           Sole        N/A          Sole
PAPA JOHNS INTL INC              COM                698813102       26,904    1,032,800 SH           Sole        N/A          Sole
PARK PL ENTMT CORP               COM                700690100      248,634   33,920,100 SH           Sole        N/A         Shared
QUANEX CORP                      COM                747620102       24,075    1,042,200 SH           Sole        N/A          Sole
QWEST COMMUNICATIONS INTL INC    COM                749121109      190,816   11,426,100 SH           Sole        N/A          Sole
REDWOOD TR INC                   COM                758075402       66,063    2,741,216 SH           Sole        N/A          Sole
REDWOOD TR INC                   PFD CV B%9.74      758075600        3,438      114,600 SH           Sole        N/A          Sole
RESOURCE BANCSHARES MTG GROUP    COM                761197102       16,083    2,010,429 SH           Sole        N/A          Sole
RURAL CELLULAR CORP              CL A               781904107        8,685      357,400 SH           Sole        N/A          Sole
SAVOY PICTURES ENTMT INC         SUB DB CONV 7%03   805375AA0        5,600    5,600,000 SH           Sole        N/A          Sole
SIX FLAGS INC                    COM                83001P109      143,041   11,695,900 SH           Sole        N/A         Shared
SMITH CHARLES E RESDNTL RLTY     COM                832197107       18,530      359,800 SH           Sole        N/A          Sole
SPRINT CORP                      COM FON GROUP      852061100       72,270    3,010,000 SH           Sole        N/A         Shared
TELEPHONE & DATA SYS INC         COM                879433100      267,991    2,841,900 SH           Sole        N/A         Shared
US BANCORP DEL                   COM NEW            902973304       97,288    4,386,299 SH           Sole        N/A         Shared
UNITED STATES CELLULAR CORP      COM                911684108        4,910       99,200 SH           Sole        N/A          Sole
VALASSIS COMMUNICATIONS INC      COM                918866104      126,171    3,953,950 SH           Sole        N/A          Sole
VORNADO RLTY TR                  SH BEN INT         929042109        9,925      250,000 SH           Sole        N/A          Sole
WAL MART STORES INC              COM                931142103        3,812       77,000 SH           Sole        N/A         Shared
WASHINGTON MUT INC               COM                939322103      226,682    5,890,901 SH           Sole        N/A          Sole
WASHINGTON POST CO               CL B               939640108      148,169      300,000 SH           Sole        N/A          Sole
WELLS FARGO & CO NEW             COM                949746101        7,119      160,160 SH           Sole        N/A          Sole
WESTERN RES INC                  COM                959425109      110,253    6,661,800 SH           Sole        N/A          Sole
WESTERN WIRELESS CORP            CL A               95988E204       10,445      309,200 SH           Sole        N/A          Sole
WORLDCOM INC GA NEW              WRLDCOM GP COM     98157D106        9,311      619,050 SH           Sole        N/A         Shared
                                                             --------------------------
                                                 78              5,558,331  338,221,891

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